13. Stock and Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
One to Four Family Residential, real estate secured impaired loans, fair value disclosure
Income available to common stockholders	$ 1,337	$ 2,526
Weighted average shares outstanding	7,851	6,964
Shares outstanding including assumed conversion	9,943	9,056
Basic earnings per share	$ .17	$ 0.36
Fully diluted earnings per share (including convertible preferred shares oustanding)	$ .13	$ 0.28